Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company sells radiation monitors and to date has purchased all of it inventory from a company in Russia, which is owned by the Company’s minority shareholder. Total inventory purchased is $420,823 for 2013. The Company’s majority shareholder owns a company in Tokyo, Japan, which has contracted with the Company to sell its inventory on Amazon.com for a 5% - 10% commission. The Company also sells inventory acquired from Russia affiliate on Amazon.com.

For the year ended December 31, 2013 and 2012, the Company’s revenue from its related party is $37,431 and $29,110, respectively.